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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/07

Date of reporting period:	12/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 80.0%
BASIC MATERIALS – 1.2%
Chemicals – 0.5%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	215,000	237,575
Chemtura Corp.
	6.875% 06/01/16	230,000	221,375
EquiStar Chemicals LP
	10.625% 05/01/11	280,000	298,200
Huntsman International LLC
	6.875% 11/15/13(a)	170,000	224,128
	7.875% 11/15/14(a)	245,000	246,837
Ineos Group Holdings PLC
	8.500% 02/15/16(a)	500,000	477,500
Innophos Investments Holdings, Inc.
	13.380% 02/15/15	101,283	105,841
Lyondell Chemical Co.
	8.000% 09/15/14	225,000	233,437
	8.250% 09/15/16	305,000	320,250
Mosaic Co.
	7.375% 12/01/14(a)	105,000	107,756
	7.625% 12/01/16(a)	375,000	388,594
NOVA Chemicals Corp.
	6.500% 01/15/12	350,000	331,625
Chemicals Total			3,193,118
Forest Products & Paper – 0.4%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	355,000	307,075
Domtar, Inc.
	7.125% 08/15/15	295,000	289,100
Georgia-Pacific Corp.
	8.000% 01/15/24	455,000	461,825
NewPage Corp.
	10.000% 05/01/12	280,000	295,400
Norske Skog Canada Ltd.
	7.375% 03/01/14	1,200,000	1,137,000
Forest Products & Paper Total			2,490,400
Metals & Mining – 0.3%
FMG Finance Ltd.
	10.625% 09/01/16(a)	470,000	504,075

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Vale Overseas Ltd.
	6.250% 01/23/17	1,615,000	1,622,342
Metals & Mining Total			2,126,417
BASIC MATERIALS TOTAL			7,809,935
COMMUNICATIONS – 9.4%
Media – 5.0%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	275,000	278,094
Charter Communications Holdings I LLC
	9.920% 04/01/14	510,000	440,513
	11.000% 10/01/15	420,000	431,025
Charter Communications Holdings II LLC
	10.250% 09/15/10	430,000	449,888
Clear Channel Communications, Inc.
	4.900% 05/15/15	195,000	155,490
	5.500% 12/15/16	305,000	246,888
	7.650% 09/15/10	5,110,000	5,349,945
CMP Susquehanna Corp.
	9.875% 05/15/14(a)	305,000	303,475
Comcast Corp.
	6.500% 11/15/35	4,730,000	4,763,408
CSC Holdings, Inc.
	7.625% 04/01/11	530,000	539,937
Dex Media West LLC
	9.875% 08/15/13	1,033,000	1,125,970
DirecTV Holdings LLC
	6.375% 06/15/15	370,000	354,738
EchoStar DBS Corp.
	6.625% 10/01/14	530,000	516,750
Insight Midwest LP
	9.750% 10/01/09	935,000	950,194
Lamar Media Corp.
	6.625% 08/15/15	725,000	718,656
LIN Television Corp.
	6.500% 05/15/13	545,000	519,112
PriMedia, Inc.
	8.000% 05/15/13	460,000	445,050
Quebecor Media, Inc.
	7.750% 03/15/16	335,000	342,119

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
R.H. Donnelley Corp.
	8.875% 01/15/16	190,000	199,500
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	330,000	344,438
Time Warner Entertainment Co. LP
	8.375% 07/15/33	850,000	1,027,301
Time Warner, Inc.
	5.875% 11/15/16	3,720,000	3,710,607
	6.500% 11/15/36	3,445,000	3,428,895
Viacom, Inc.
	5.750% 04/30/11	1,500,000	1,500,766
	6.875% 04/30/36	2,545,000	2,516,188
XM Satellite Radio, Inc.
	9.750% 05/01/14	215,000	215,000
Media Total			30,873,947
Telecommunication Services – 4.4%
Cincinnati Bell, Inc.
	7.000% 02/15/15	305,000	305,381
Citizens Communications Co.
	7.875% 01/15/27(a)	300,000	303,000
	9.000% 08/15/31	235,000	254,975
Cricket Communications, Inc.
	9.375% 11/01/14(a)	340,000	358,700
Dobson Cellular Systems, Inc.
	9.875% 11/01/12	305,000	332,450
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(a)	880,000	965,800
Intelsat Intermediate Holdings Co., Ltd.
	(b) 02/01/15 (9.250% 02/01/10)	315,000	239,400
Level 3 Financing, Inc.
	9.250% 11/01/14(a)	390,000	397,800
Lucent Technologies, Inc.
	6.450% 03/15/29	460,000	424,350
MetroPCS Wireless, Inc.
	9.250% 11/01/14(a)	370,000	386,650
Nextel Communications, Inc.
	6.875% 10/31/13	2,495,000	2,520,773
	7.375% 08/01/15	1,365,000	1,399,705
NTL Cable PLC
	8.750% 04/15/14	565,000	591,131

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
PanAmSat Corp.
	9.000% 08/15/14	210,000	221,813
Qwest Corp.
	7.500% 10/01/14	830,000	879,800
	8.875% 03/15/12	435,000	484,481
Rogers Cantel, Inc.
	9.750% 06/01/16	1,200,000	1,506,000
Rural Cellular Corp.
	11.121% 11/01/12(c)	350,000	364,875
Sprint Capital Corp.
	8.750% 03/15/32	4,795,000	5,771,315
Telecom Italia Capital SA
	7.200% 07/18/36	1,400,000	1,462,605
Telefonica Emisones SAU
	5.984% 06/20/11(d)	2,050,000	2,086,754
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	340,000	363,375
Vodafone Group PLC
	5.750% 03/15/16(d)	4,475,000	4,472,038
West Corp.
	11.000% 10/15/16(a)	445,000	449,450
Wind Acquisition Financial SA
	12.500% 12/21/11	245,000	248,369
Windstream Corp.
	8.625% 08/01/16(a)	405,000	443,475
Telecommunication Services Total			27,234,465
COMMUNICATIONS TOTAL			58,108,412
CONSUMER CYCLICAL – 9.1%
Airlines – 1.1%
American Airlines, Inc.
	9.710% 01/02/07	329,880	330,704
Continental Airlines, Inc.
	7.461% 04/01/15	3,850,165	4,004,172
Southwest Airlines Co.
	5.750% 12/15/16	2,395,000	2,347,021
Airlines Total			6,681,897
Apparel – 0.2%
Broder Brothers Co.
	11.250% 10/15/10	235,000	227,950

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
Hanesbrands, Inc.
	8.734% 12/15/14(a)(c)	185,000	188,237
Levi Strauss & Co.
	9.750% 01/15/15	570,000	614,175
Phillips-Van Heusen Corp.
	7.250% 02/15/11	440,000	448,800
Apparel Total			1,479,162
Auto Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31(d)	1,200,000	1,428,520
General Motors Corp.
	8.375% 07/15/33	475,000	439,375
Auto Manufacturers Total			1,867,895
Auto Parts & Equipment – 0.2%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	265,000	259,037
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(a)	135,000	139,388
	9.000% 07/01/15	525,000	549,937
HLI Operating Co., Inc.
	10.500% 06/15/10	120,000	106,800
TRW Automotive, Inc.
	9.375% 02/15/13	290,000	311,025
Auto Parts & Equipment Total			1,366,187
Entertainment – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	370,000	343,175
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	330,000	322,575
WMG Acquisition Corp.
	7.375% 04/15/14	285,000	282,150
WMG Holdings Corp.
	(b) 12/15/14 (9.500% 12/15/09)	115,000	92,000
Entertainment Total			1,039,900
Home Builders – 0.7%
D.R. Horton, Inc.
	5.625% 09/15/14	2,570,000	2,482,319
K. Hovnanian Enterprises, Inc.
	6.500% 01/15/14	500,000	485,000

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
KB Home
	5.875% 01/15/15	570,000	522,652
MDC Holdings, Inc.
	5.375% 07/01/15(d)	600,000	556,105
Home Builders Total			4,046,076
Home Furnishings – 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	265,000	276,925
Home Furnishings Total			276,925
Leisure Time – 0.1%
K2, Inc.
	7.375% 07/01/14	220,000	222,200
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	440,000	447,849
Leisure Time Total			670,049
Lodging – 1.9%
CCM Merger, Inc.
	8.000% 08/01/13(a)	400,000	391,000
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	515,000	551,694
Greektown Holdings LLC
	10.750% 12/01/13(a)	410,000	428,450
Hard Rock Hotel, Inc.
	8.875% 06/01/13	400,000	434,500
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	3,290,000	2,821,662
	7.125% 06/01/07	2,250,000	2,260,553
Hyatt Equities LLC
	6.875% 06/15/07(a)	1,525,000	1,531,336
Jacobs Entertainment, Inc.
	9.750% 06/15/14	385,000	390,775
Las Vegas Sands Corp.
	6.375% 02/15/15	160,000	155,000
MGM Mirage
	6.750% 09/01/12	1,200,000	1,182,000
	8.500% 09/15/10	300,000	321,000
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	445,000	449,450

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Station Casinos, Inc.
	6.875% 03/01/16	600,000	538,500
Wynn Las Vegas LLC
	6.625% 12/01/14	600,000	596,250
Lodging Total			12,052,170
Retail – 4.3%
AmeriGas Partners LP
	7.125% 05/20/16	260,000	260,000
Buffets, Inc.
	12.500% 11/01/14(a)	305,000	307,288
CVS Corp.
	5.298% 01/11/27(a)	1,417,982	1,344,786
CVS Lease Pass Through
	6.036% 12/10/28(a)	2,475,000	2,464,753
Dave & Buster’s, Inc.
	11.250% 03/15/14	185,000	187,775
Federated Retail Holdings, Inc.
	5.900% 12/01/16	825,000	823,717
Home Depot, Inc.
	5.400% 03/01/16	6,025,000	5,892,727
JC Penney Corp., Inc.
	7.400% 04/01/37	3,865,000	4,213,182
Landry’s Restaurants, Inc.
	7.500% 12/15/14	270,000	263,925
Ltd. Brands, Inc.
	6.950% 03/01/33(d)	1,930,000	1,948,389
May Department Stores Co.
	6.700% 07/15/34	2,000,000	1,972,742
Michaels Stores, Inc.
	11.375% 11/01/16(a)	310,000	323,175
Rite Aid Corp.
	7.500% 01/15/15	350,000	346,500
United Auto Group, Inc.
	7.750% 12/15/16(a)	310,000	311,550
Wal-Mart Stores, Inc.
	4.125% 02/15/11	4,520,000	4,347,553
	5.250% 09/01/35	1,975,000	1,813,641
Retail Total			26,821,703

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(a)	230,000	246,675
Textiles Total			246,675
CONSUMER CYCLICAL TOTAL			56,548,639
CONSUMER NON-CYCLICAL – 7.4%
Agriculture – 0.1%
Reynolds American, Inc.
	7.625% 06/01/16(d)	295,000	312,563
Agriculture Total			312,563
Beverages – 0.4%
Constellation Brands, Inc.
	8.125% 01/15/12	428,000	445,120
Cott Beverages, Inc.
	8.000% 12/15/11	255,000	260,100
SABMiller PLC
	6.200% 07/01/11(a)	1,500,000	1,535,298
Beverages Total			2,240,518
Biotechnology – 0.8%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,200,000	1,236,000
Genentech, Inc.
	4.400% 07/15/10(d)	3,900,000	3,812,741
Biotechnology Total			5,048,741
Commercial Services – 1.3%
ACE Cash Express, Inc.
	10.250% 10/01/14(a)	220,000	222,750
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	340,000	363,800
Avis Budget Car Rental LLC
	7.625% 05/15/14(a)	360,000	351,000
Corrections Corp. of America
	6.250% 03/15/13	315,000	312,244
Erac USA Finance Co.
	6.750% 05/15/07(a)	1,800,000	1,807,085
	8.000% 01/15/11(a)	1,800,000	1,962,925
GEO Group, Inc.
	8.250% 07/15/13	380,000	391,400

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Hertz Corp.
	8.875% 01/01/14(a)	415,000	434,713
Iron Mountain, Inc.
	7.750% 01/15/15	300,000	306,000
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	450,000	430,875
Quebecor World, Inc.
	9.750% 01/15/15(a)	220,000	221,375
Rental Services Corp.
	9.500% 12/01/14(a)	495,000	511,087
Service Corp. International
	6.750% 04/01/16	160,000	159,200
United Rentals North America, Inc.
	7.750% 11/15/13	380,000	381,425
Commercial Services Total			7,855,879
Cosmetics/Personal Care – 0.1%
DEL Laboratories, Inc.
	8.000% 02/01/12	305,000	285,937
Elizabeth Arden, Inc.
	7.750% 01/15/14	330,000	332,475
Cosmetics/Personal Care Total			618,412
Food – 0.9%
ConAgra Foods, Inc.
	7.000% 10/01/28	1,350,000	1,462,559
Dean Foods Co.
	7.000% 06/01/16	260,000	262,600
Dole Food Co., Inc.
	8.625% 05/01/09	305,000	303,094
Kroger Co.
	8.000% 09/15/29	2,226,000	2,569,400
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	420,000	429,975
Reddy Ice Holdings, Inc.
	(b) 11/01/12 (10.500% 11/01/08)	280,000	252,000
Food Total			5,279,628
Healthcare Services – 2.3%
Aetna, Inc.
	6.000% 06/15/16	345,000	355,475
	6.625% 06/15/36	3,885,000	4,154,479

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Coventry Health Care, Inc.
	5.875% 01/15/12	5,044,000	4,980,178
HCA, Inc.
	9.250% 11/15/16(a)	345,000	369,581
	9.625% 11/15/16(a)	870,000	935,250
Tenet Healthcare Corp.
	9.875% 07/01/14	600,000	610,500
UnitedHealth Group, Inc.
	3.300% 01/30/08	2,850,000	2,787,597
US Oncology, Inc.
	9.000% 08/15/12	355,000	374,525
Healthcare Services Total			14,567,585
Household Products/Wares – 0.6%
ACCO Brands Corp.
	7.625% 08/15/15	225,000	221,063
American Greetings Corp.
	7.375% 06/01/16	440,000	452,100
Amscan Holdings, Inc.
	8.750% 05/01/14	350,000	340,812
Fortune Brands, Inc.
	5.125% 01/15/11	490,000	480,832
	5.875% 01/15/36	2,000,000	1,832,814
Jostens IH Corp.
	7.625% 10/01/12	310,000	313,875
Scotts Co.
	6.625% 11/15/13	320,000	335,200
Household Products/Wares Total			3,976,696
Pharmaceuticals – 0.9%
Elan Finance PLC
	8.875% 12/01/13(a)	805,000	805,000
Merck & Co., Inc.
	5.750% 11/15/36	1,095,000	1,083,237
Mylan Laboratories, Inc.
	6.375% 08/15/15	405,000	400,950
NBTY, Inc.
	7.125% 10/01/15	225,000	220,500
Omnicare, Inc.
	6.750% 12/15/13	200,000	197,500

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Pharmaceuticals – (continued)
Warner Chilcott Corp.
	8.750% 02/01/15	365,000	374,125
Wyeth
	6.500% 02/01/34(d)	2,500,000	2,719,325
Pharmaceuticals Total			5,800,637
CONSUMER NON-CYCLICAL TOTAL			45,700,659
ENERGY – 8.8%
Coal – 0.2%
Arch Western Finance LLC
	6.750% 07/01/13	360,000	357,300
Massey Energy Co.
	6.875% 12/15/13	380,000	357,200
Peabody Energy Corp.
	7.375% 11/01/16	165,000	175,725
Coal Total			890,225
Oil & Gas – 5.9%
Chesapeake Energy Corp.
	6.375% 06/15/15	300,000	297,000
	7.500% 06/15/14	260,000	270,075
Devon Financing Corp., ULC
	7.875% 09/30/31	3,045,000	3,663,519
El Paso Production Holding Co.
	7.750% 06/01/13	1,240,000	1,297,350
Gazprom International SA
	7.201% 02/01/20(a)	2,800,000	2,961,000
	7.201% 02/01/20	140,000	147,700
Hess Corp.
	7.125% 03/15/33(d)	4,550,000	4,978,178
	7.300% 08/15/31	1,445,000	1,612,685
Marathon Oil Corp.
	6.000% 07/01/12	1,220,000	1,252,059
Murphy Oil Corp.
	6.375% 05/01/12	1,350,000	1,379,835
Nexen, Inc.
	5.875% 03/10/35	2,435,000	2,279,352
	7.875% 03/15/32	2,100,000	2,498,122
Noble Drilling Corp.
	7.500% 03/15/19	2,100,000	2,319,553
OPTI Canada, Inc.
	8.250% 12/15/14(a)	275,000	282,563

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Pemex Project Funding Master Trust
	7.875% 02/01/09	1,200,000	1,257,600
	9.125% 10/13/10	450,000	504,675
Petrobras International Finance Co.
	8.375% 12/10/18	215,000	256,388
PetroHawk Energy Corp.
	9.125% 07/15/13	345,000	362,250
Pride International, Inc.
	7.375% 07/15/14	355,000	366,537
Qatar Petroleum
	5.579% 05/30/11(a)	1,050,000	1,051,992
Quicksilver Resources, Inc.
	7.125% 04/01/16	315,000	307,912
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(a)	1,521,330	1,482,277
	5.838% 09/30/27(a)	1,200,000	1,152,744
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(a)	640,000	647,310
Tesoro Corp.
	6.625% 11/01/15	300,000	297,750
Valero Energy Corp.
	6.875% 04/15/12(d)	2,945,000	3,113,778
	7.500% 04/15/32	600,000	684,541
Oil & Gas Total			36,724,745
Pipelines – 2.7%
Atlas Pipeline Partners LP
	8.125% 12/15/15	225,000	231,188
Colorado Interstate Gas Co.
	6.800% 11/15/15	475,000	493,896
Energy Transfer Partners LP
	6.125% 02/15/17	1,530,000	1,551,287
	6.625% 10/15/36	6,150,000	6,332,458
MarkWest Energy Partners LP
	8.500% 07/15/16(a)	370,000	384,800
Plains All American Pipeline LP
	6.650% 01/15/37(a)	6,330,000	6,426,716
Williams Companies, Inc.
	6.375% 10/01/10(a)	520,000	523,250

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
	7.750% 06/15/31	80,000	84,000
	8.125% 03/15/12	635,000	687,388
Pipelines Total			16,714,983
ENERGY TOTAL			54,329,953
FINANCIALS – 32.1%
Banks – 9.3%
Barclays Bank PLC
	7.375% 06/15/49(a)(c)	3,900,000	4,211,953
Chinatrust Commercial Bank
	5.625% 12/29/49(a)(c)	825,000	800,152
HSBC Bank USA
	3.875% 09/15/09	3,740,000	3,626,248
HSBC Capital Funding LP
	9.547% 12/31/49(a)(c)	2,700,000	3,041,969
Lloyds Tsb Group PLC
	6.408% 12/31/49	3,000,000	2,999,883
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	3,625,000	3,626,537
PNC Funding Corp.
	5.125% 12/14/10	1,375,000	1,366,966
PNC Preferred Funding Trust I
	6.517% 12/31/49(a)(d)	3,300,000	3,357,344
Union Planters Corp.
	4.375% 12/01/10	3,250,000	3,159,481
USB Capital IX
	6.189% 04/15/42(c)	10,695,000	10,922,664
Wachovia Capital Trust III
	5.800% 03/15/42(c)	6,185,000	6,236,057
Wachovia Corp.
	4.375% 06/01/10(d)	1,225,000	1,194,266
	5.300% 10/15/11	4,695,000	4,693,122
Wells Fargo & Co.
	5.460% 09/15/09(c)	1,800,000	1,803,056
Wells Fargo Capital X
	5.950% 12/15/36	6,895,000	6,757,707
Banks Total			57,797,405
Diversified Financial Services – 13.7%
Air 2 US
	8.027% 10/01/19(a)	673,047	679,778

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
American Express Co.
	6.800% 09/01/66	5,000,000	5,331,690
American General Finance Corp.
	5.400% 12/01/15	3,400,000	3,365,803
Ameriprise Financial, Inc.
	7.518% 06/01/66	7,285,000	8,000,176
Buffalo Thunder Development Authority
	9.375% 12/15/14(a)	185,000	187,775
CIT Group, Inc.
	5.850% 09/15/16	6,205,000	6,296,108
Citigroup, Inc.
	5.300% 01/07/16(d)	2,890,000	2,867,065
Countrywide Financial Corp.
	6.250% 05/15/16(d)	6,315,000	6,436,450
Dow Jones CDX High Yield Index
	8.375% 12/29/11(a)	800,000	817,440
E*Trade Financial Corp.
	8.000% 06/15/11	350,000	365,750
Ford Motor Credit Co.
	6.193% 09/28/07(c)	3,000,000	2,995,944
	7.375% 02/01/11	2,470,000	2,445,159
	8.000% 12/15/16	305,000	301,386
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,547,697
General Electric Capital Corp.
	5.480% 12/15/09(c)	2,410,000	2,416,572
	6.750% 03/15/32	5,040,000	5,772,201
General Motors Acceptance Corp.
	6.875% 09/15/11	1,250,000	1,282,122
GMAC LLC
	8.000% 11/01/31	1,220,000	1,400,643
Idearc, Inc.
	8.000% 11/15/16(a)	650,000	659,750
International Lease Finance Corp.
	4.875% 09/01/10(d)	1,440,000	1,415,372
	6.375% 03/15/09	1,550,000	1,583,381
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	11,100,000	12,006,581
LaBranche & Co., Inc.
	11.000% 05/15/12	450,000	484,875

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Lehman Brothers Holdings, Inc.
	5.464% 10/22/08(c)	600,000	600,735
	5.500% 04/04/16(d)	150,000	149,979
Morgan Stanley
	5.750% 10/18/16	2,495,000	2,531,612
PF Export Receivables Master Trust
	3.748% 06/01/13(a)	789,814	740,253
Residential Capital Corp.
	6.375% 06/30/10	2,685,000	2,716,248
	6.500% 04/17/13	6,505,000	6,592,395
Sally Holdings LLC
	10.500% 11/15/16(a)	310,000	316,200
Wimar Opco LLC
	9.625% 12/15/14(a)	460,000	455,400
Windsor Financing LLC
	5.881% 07/15/17(a)	2,337,693	2,329,043
Diversified Financial Services Total			85,091,583
Insurance – 2.5%
Florida Windstorm Underwriting Association
	7.125% 02/25/19(a)	1,200,000	1,375,609
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	2,300,000	2,288,542
ING Groep NV
	5.775% 12/29/49(c)(d)	3,105,000	3,072,478
Liberty Mutual Group, Inc.
	7.500% 08/15/36(a)	4,475,000	4,895,977
Metlife, Inc.
	6.400% 12/15/36(c)	625,000	627,879
Prudential Financial, Inc.
	4.750% 06/13/15	1,075,000	1,013,281
Prudential Insurance Co. of America
	7.650% 07/01/07(a)	2,400,000	2,427,739
Insurance Total			15,701,505
Real Estate – 0.7%
EOP Operating LP
	4.750% 03/15/14	2,285,000	2,263,590
Prudential Property
	6.625% 04/01/09(a)	1,800,000	1,844,825
Real Estate Total			4,108,415

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 2.2%
Archstone-Smith Trust
	5.750% 03/15/16	1,820,000	1,843,442
	6.875% 02/15/08	296,500	296,393
Health Care Property Investors, Inc.
	6.300% 09/15/16	3,020,000	3,068,145
	7.072% 06/08/15	745,000	782,155
iStar Financial, Inc.
	5.125% 04/01/11(d)	850,000	832,435
	8.750% 08/15/08	1,209,000	1,270,402
Liberty Property LP
	5.500% 12/15/16	2,155,000	2,124,526
Rouse Co. LP
	6.750% 05/01/13(a)	825,000	828,508
Simon Property Group LP
	5.875% 03/01/17	2,500,000	2,546,670
Real Estate Investment Trusts (REITs) Total			13,592,676
Savings & Loans – 3.7%
Washington Mutual Bank
	5.125% 01/15/15	2,815,000	2,715,307
	6.750% 05/20/36	5,735,000	6,158,581
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(a)(c)	14,400,000	14,234,400
Savings & Loans Total			23,108,288
FINANCIALS TOTAL			199,399,872
INDUSTRIALS – 4.5%
Aerospace & Defense – 0.5%
DRS Technologies, Inc.
	6.625% 02/01/16	315,000	317,363
L-3 Communications Corp.
	5.875% 01/15/15	75,000	72,375
	6.375% 10/15/15	340,000	336,600
Raytheon Co.
	5.500% 11/15/12	1,800,000	1,811,295
Sequa Corp.
	9.000% 08/01/09	200,000	214,000

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Systems 2001 Asset Trust
	6.664% 09/15/13(a)	627,425	656,933
Aerospace & Defense Total			3,408,566
Building Materials – 0.4%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	310,000	304,575
Masco Corp.
	6.500% 08/15/32	1,330,000	1,265,941
Nortek, Inc.
	8.500% 09/01/14	275,000	269,500
NTK Holdings, Inc.
	(b) 03/01/14 (10.750% 09/01/09)	235,000	164,500
Ply Gem Industries, Inc.
	9.000% 02/15/12	195,000	165,750
Building Materials Total			2,170,266
Electronics – 0.4%
Flextronics International Ltd.
	6.250% 11/15/14	770,000	743,050
NXP BV/NXP Funding LLC
	9.500% 10/15/15	260,000	266,500
Thomas & Betts Corp.
	7.250% 06/01/13	1,200,000	1,260,114
Electronics Total			2,269,664
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(a)	180,000	184,950
Engineering & Construction Total			184,950
Environmental Control – 0.3%
Aleris International, Inc.
	9.000% 12/15/14(a)	260,000	261,300
	10.000% 12/15/16(a)	260,000	260,650
Allied Waste North America, Inc.
	7.125% 05/15/16	300,000	297,000
	7.875% 04/15/13	950,000	979,688
Environmental Control Total			1,798,638
Machinery-Construction & Mining – 0.3%
Caterpillar, Inc.
	6.050% 08/15/36	1,400,000	1,441,070

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Construction & Mining – (continued)
Terex Corp.
	7.375% 01/15/14	305,000	309,575
Machinery-Construction & Mining Total			1,750,645
Machinery-Diversified – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	295,000	311,225
Manitowoc Co., Inc.
	7.125% 11/01/13	300,000	303,000
Machinery-Diversified Total			614,225
Miscellaneous Manufacturing – 0.4%
Bombardier, Inc.
	6.300% 05/01/14(a)	1,500,000	1,410,000
Nutro Products, Inc.
	10.750% 04/15/14(a)	250,000	273,125
Trinity Industries, Inc.
	6.500% 03/15/14	950,000	933,375
Miscellaneous Manufacturing Total			2,616,500
Packaging & Containers – 0.5%
Consolidated Container Co., LLC
	(b) 06/15/09 (10.750% 06/15/07)	325,000	329,062
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	450,000	466,875
Jefferson Smurfit Corp.
	8.250% 10/01/12	370,000	360,750
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	1,800,000	1,840,500
Solo Cup Co.
	8.500% 02/15/14	215,000	185,975
Packaging & Containers Total			3,183,162
Transportation – 1.6%
BNSF Funding Trust I
	6.613% 12/15/55(c)	2,100,000	2,087,936
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	945,000	1,155,320
CHC Helicopter Corp.
	7.375% 05/01/14	385,000	371,044
FedEx Corp.
	9.650% 06/15/12	600,000	714,539

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(a)	325,000	326,625
PHI, Inc.
	7.125% 04/15/13	245,000	237,038
QDI LLC
	9.000% 11/15/10	245,000	238,875
Ship Finance International Ltd.
	8.500% 12/15/13	420,000	419,475
Stena AB
	7.500% 11/01/13	700,000	691,250
TFM SA de CV
	9.375% 05/01/12	370,000	394,975
Union Pacific Corp.
	4.875% 01/15/15	1,050,000	1,006,293
	6.650% 01/15/11	2,010,000	2,100,713
Transportation Total			9,744,083
INDUSTRIALS TOTAL			27,740,699
TECHNOLOGY – 0.8%
Computers – 0.6%
Hewlett-Packard Co.
	6.500% 07/01/12(d)	3,000,000	3,179,841
Sungard Data Systems, Inc.
	9.125% 08/15/13	300,000	315,000
Computers Total			3,494,841
Semiconductors – 0.2%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	250,000	259,375
Amkor Technology, Inc.
	9.250% 06/01/16	215,000	210,700
Freescale Semiconductor, Inc.
	9.125% 12/15/14(a)	505,000	501,844
	10.125% 12/15/16(a)	620,000	620,775
Semiconductors Total			1,592,694
TECHNOLOGY TOTAL			5,087,535
UTILITIES – 6.7%
Electric – 6.3%
AES Corp.
	7.750% 03/01/14	805,000	849,275

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Alabama Power Co.
	5.560% 08/25/09(c)	2,540,000	2,548,961
American Electric Power Co., Inc.
	5.250% 06/01/15(d)	1,825,000	1,781,583
CMS Energy Corp.
	6.875% 12/15/15	200,000	206,500
	8.500% 04/15/11	125,000	135,937
Commonwealth Edison Co.
	5.950% 08/15/16	3,750,000	3,791,276
Dominion Resources, Inc.
	5.663% 09/28/07(c)	1,350,000	1,350,537
Dynegy Holdings, Inc.
	7.125% 05/15/18	480,000	468,000
Edison Mission Energy
	7.500% 06/15/13	405,000	423,225
FPL Energy American Wind LLC
	6.639% 06/20/23(a)	1,249,738	1,286,580
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	216,324	212,272
Hydro Quebec
	8.500% 12/01/29	1,620,000	2,257,872
ITC Holdings Corp.
	5.250% 07/15/13(a)	2,655,000	2,568,415
Kiowa Power Partners LLC
	5.737% 03/30/21(a)	1,190,000	1,152,063
MidAmerican Energy Holdings Co.
	5.875% 10/01/12(d)	2,700,000	2,748,457
Mirant Mid Atlantic LLC
	8.625% 06/30/12	930,365	983,861
Mirant North America LLC
	7.375% 12/31/13	435,000	441,525
MSW Energy Holdings LLC
	8.500% 09/01/10	325,000	338,000
Nevada Power Co.
	9.000% 08/15/13	800,000	863,950
NRG Energy, Inc.
	7.250% 02/01/14	300,000	302,250
	7.375% 02/01/16	300,000	301,500
	7.375% 01/15/17	55,000	55,138

20

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Oncor Electric Delivery Co.
	7.250% 01/15/33	1,800,000	2,028,647
Pacific Gas & Electric Co.
	6.050% 03/01/34(d)	2,500,000	2,521,437
Progress Energy, Inc.
	7.750% 03/01/31	2,200,000	2,644,319
Southern California Edison Co.
	5.625% 02/01/36	1,325,000	1,282,607
Southern Power Co.
	6.375% 11/15/36	600,000	587,402
TECO Energy, Inc.
	7.000% 05/01/12	600,000	631,500
Tenaska Alabama II Partners LP
	6.125% 03/30/23(a)	1,086,748	1,091,791
Virginia Electric & Power Co.
	5.400% 01/15/16	3,360,000	3,315,624
Electric Total			39,170,504
Gas – 0.4%
Nakilat, Inc.
	6.067% 12/31/33(a)	1,385,000	1,374,529
Southern California Gas Co.
	5.539% 12/01/09(c)	1,055,000	1,057,142
Gas Total			2,431,671
UTILITIES TOTAL			41,602,175
	Total Corporate Fixed-Income Bonds & Notes (cost of $492,383,963)		496,327,879
Government & Agency Obligations – 7.2%
FOREIGN GOVERNMENT OBLIGATIONS – 2.7%
Export-Import Bank of Korea
	4.625% 03/16/10	1,550,000	1,519,307
Province of Ontario
	5.000% 10/18/11	675,000	673,983
	5.450% 04/27/16(d)	7,000,000	7,185,521
Province of Quebec
	5.000% 03/01/16	3,835,000	3,782,714
State of Qatar
	9.750% 06/15/30(a)	1,650,000	2,462,625

21

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
United Mexican States
	6.750% 09/27/34	1,200,000	1,296,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			16,920,150
U.S. GOVERNMENT AGENCIES – 3.6%
Federal Home Loan Bank System
	4.850% 02/15/08	2,265,000	2,254,642
Federal Home Loan Mortgage Corp.
	5.000% 12/14/18	2,900,000	2,831,653
	5.750% 06/27/16	1,750,000	1,821,369
	6.000% 06/27/11	12,340,000	12,374,305
Federal National Mortgage Association
	6.000% 04/18/36	2,775,000	2,827,908
U.S. GOVERNMENT AGENCIES TOTAL			22,109,877
U.S. GOVERNMENT OBLIGATIONS – 0.9%
U.S. Treasury Bonds
	7.250% 08/15/22(d)	700,000	877,899
U.S. Treasury Notes
	2.750% 08/15/07(d)(e)	490,000	483,186
	4.375% 12/15/10(d)	875,000	864,917
	4.625% 11/15/16(d)	3,590,000	3,566,442
U.S. GOVERNMENT OBLIGATIONS TOTAL			5,792,444
	Total Government & Agency Obligations (cost of $43,626,427)		44,822,471
Asset-Backed Securities – 6.3%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	2,700,000	2,658,746
Bay View Auto Trust
	4.550% 02/25/14	600,000	593,435
	5.310% 06/25/14	1,110,000	1,104,124
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(a)	1,250,000	1,252,732
CIT Equipment Collateral
	2.830% 12/20/11	1,597,318	1,592,107
Countrywide Asset-Backed Certificates
	5.460% 06/25/21(c)	2,391,618	2,391,832
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	4,000,000
	5.670% 06/15/12	1,500,000	1,509,176

22

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	553,743	547,889
	5.120% 06/22/15(a)	1,805,708	1,809,732
Green Tree Financial Corp.
	6.870% 01/15/29	689,717	709,116
GS Auto Loan Trust
	4.980% 11/15/13	1,239,946	1,233,476
Indymac Seconds Asset Backed Trust
	5.480% 06/25/36(c)	2,338,264	2,338,301
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(a)	3,000,000	2,995,800
JPMorgan Mortgage Acquisition Corp.
	5.627% 10/25/35	1,550,000	1,548,602
Long Beach Auto Receivables Trust
	4.522% 06/15/12	3,200,000	3,154,677
Nomura Asset Acceptance Corp.
	5.420% 08/25/36(c)	818,544	818,834
Pinnacle Capital Asset Trust
	5.770% 05/25/10(a)	1,500,000	1,499,766
Providian Gateway Master Trust
	3.350% 09/15/11(a)	600,000	592,402
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33	456,352	443,013
Residential Asset Securities Corp.
	5.460% 06/25/36(c)	2,000,000	2,000,301
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	1,500,000	1,426,014
Small Business Administration Participation Certificates
	5.570% 03/01/26	1,156,200	1,174,328
Soundview Home Equity Loan Trust
	5.510% 11/25/35(c)	708,686	708,635
WFS Financial Owner Trust
	4.760% 05/17/13	1,200,000	1,184,127
	Total Asset-Backed Securities (cost of $39,458,873)		39,287,165
Mortgage-Backed Securities – 4.1%
Federal Home Loan Mortgage Corp.
	5.500% 07/01/21	5,236,380	5,232,344
Federal National Mortgage Association
	9.000% 07/01/19	4,595	4,692
	9.000% 06/01/20	53,843	57,737
	TBA:
	5.000% 01/17/22(f)	1,800,000	1,769,062

23

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.000% 01/11/37(f)	1,716,000	1,656,475
	5.500% 01/17/22(f)	1,526,000	1,525,524
	5.500% 01/11/37(f)	5,300,000	5,237,063
	6.000% 01/11/37(f)	7,480,000	7,529,084
	6.500% 01/11/37(f)	2,000,000	2,037,500
Government National Mortgage Association
	10.000% 10/15/17	4,022	4,446
	10.000% 01/15/19	338	374
	10.500% 01/15/16	10,162	11,249
	10.500% 04/15/20	2,260	2,523
	10.500% 05/15/20	7,255	8,098
	11.500% 05/15/13	7,183	7,925
	12.500% 11/15/10	4,159	4,552
	12.500% 10/15/13	2,253	2,483
	12.500% 11/15/13	3,093	3,426
	12.500% 12/15/13	8,123	8,999
	13.000% 04/15/11	36	40
	14.000% 08/15/11	2,008	2,257
	Total Mortgage-Backed Securities (cost of $25,133,269)		25,105,853
Collateralized Mortgage Obligations – 2.3%
AGENCY – 0.2%
Government National Mortgage Association
	4.954% 05/16/31	1,365,000	1,321,390
AGENCY TOTAL			1,321,390
NON - AGENCY – 2.1%
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	1,200,000	1,183,750
	5.666% 08/25/35	1,000,000	980,113
	5.598% 03/25/36	1,000,000	994,762
Countrywide Alternative Loan Trust
	5.000% 03/25/20	4,263,928	4,198,769
	5.500% 09/25/35	2,144,509	2,077,043
First Horizon Alternative Mortgage Securities
	5.978% 05/25/36(c)	994,555	975,839
Residential Accredit Loans, Inc.
	5.500% 02/25/35	2,153,593	2,118,172

24

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Wachovia Mortgage Loan Trust LLC
	5.429% 05/20/36(c)	499,045	489,414
NON - AGENCY TOTAL			13,017,862
	Total Collateralized Mortgage Obligations (cost of $14,533,146)		14,339,251

		Shares
Securities Lending Collateral – 5.1%
	State Street Navigator Securities Lending Prime Portfolio (g)	31,579,307	31,579,307

	Total Securities Lending Collateral (cost of $31,579,307)		31,579,307
Short-Term Obligations – 6.6%
Commercial Paper – 0.8%
Compass Securities
	5.300% 01/31/07	1,500,000	1,493,375
New Center Asset Trust
	5.270% 02/15/07	2,000,000	1,986,825
Versailles CDS LLC
	5.280% 03/19/07	1,500,000	1,483,060

	Total Commercial Paper		4,963,260
Repurchase Agreement—5.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.760%, collateralized by a U.S. Treasury Bond maturing 08/15/23, with a market value of $36,347,890 (repurchase proceeds $35,648,844)	35,630,000	35,630,000

	Total Short-Term Obligations (cost of $40,593,260)		40,593,260

25

Total Investments – 111.6% (cost of $687,308,245)(h)(i)	692,055,186

Other Assets & Liabilities, Net – (11.6)%	(71,860,879)

Net Assets – 100.0%	620,194,307

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $105,518,451, which represents 16.9% of net assets.

(b)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.

(d)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $30,905,051.

(e)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2006, the total market value of securities pledged amounted to $305,689.

(f)	Security purchased on a delayed delivery basis.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $688,394,759.

26

(i)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,773,849	$(6,113,422)	$3,660,427

At December 31, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Bonds	243	$27,079,312	$27,849,288	Mar-2007	$769,976

At December 31, 2006, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
EUR	$231,426	$230,689	02/06/07	$737

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation
EUR	$224,586	$225,003	01/16/07	$417
EUR	231,426	233,952	02/06/07	2,526
				$2,943

Acronym	Name
EUR	Euro
TBA	To Be Announced

27

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 48.4%
BASIC MATERIALS – 0.6%
Chemicals – 0.2%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	285,000	314,925
Chemtura Corp.
	6.875% 06/01/16	395,000	380,187
EquiStar Chemicals LP
	10.625% 05/01/11	650,000	692,250
Huntsman International LLC
	6.875% 11/15/13(a)	205,000	270,272
	7.875% 11/15/14(a)	290,000	292,175
Ineos Group Holdings PLC
	8.500% 02/15/16(a)	500,000	477,500
Lyondell Chemical Co.
	8.000% 09/15/14	265,000	274,938
	8.250% 09/15/16	385,000	404,250
Mosaic Co.
	7.375% 12/01/14(a)	125,000	128,281
	7.625% 12/01/16(a)	455,000	471,494
NOVA Chemicals Corp.
	6.500% 01/15/12	470,000	445,325
Chemicals Total			4,151,597
Forest Products & Paper – 0.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	445,000	384,925
Domtar, Inc.
	7.125% 08/15/15	340,000	333,200
Georgia-Pacific Corp.
	8.000% 01/15/24	565,000	573,475
NewPage Corp.
	10.000% 05/01/12	350,000	369,250
Norske Skog Canada Ltd.
	7.375% 03/01/14	1,000,000	947,500
Forest Products & Paper Total			2,608,350
Metals & Mining – 0.3%
FMG Finance Ltd.
	10.625% 09/01/16(a)	590,000	632,775
Vale Overseas Ltd.
	6.250% 01/23/17	3,730,000	3,746,957

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
	6.875% 11/21/36	1,935,000	1,984,625
Metals & Mining Total			6,364,357
BASIC MATERIALS TOTAL			13,124,304
COMMUNICATIONS – 5.6%
Media – 2.9%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	350,000	353,938
Charter Communications Holdings I LLC
	9.920% 04/01/14	645,000	557,119
	11.000% 10/01/15	500,000	513,125
Charter Communications Holdings II LLC
	10.250% 09/15/10	545,000	570,206
Clear Channel Communications, Inc.
	4.900% 05/15/15	230,000	183,399
	5.500% 12/15/16	360,000	291,409
	7.650% 09/15/10	6,890,000	7,213,527
CMP Susquehanna Corp.
	9.875% 05/15/14(a)	390,000	388,050
Comcast Corp.
	6.500% 11/15/35	14,440,000	14,541,990
CSC Holdings, Inc.
	7.625% 04/01/11	670,000	682,562
Direc TV Holdings LLC
	6.375% 06/15/15	475,000	455,406
EchoStar DBS Corp.
	6.625% 10/01/14	680,000	663,000
Lamar Media Corp.
	6.625% 08/15/15	1,145,000	1,134,981
LIN Television Corp.
	6.500% 05/15/13	365,000	347,663
PriMedia, Inc.
	8.000% 05/15/13	560,000	541,800
Quebecor Media, Inc.
	7.750% 03/15/16	420,000	428,925
R.H. Donnelley Corp.
	8.875% 01/15/16	1,655,000	1,737,750
Rogers Cable, Inc.
	7.875% 05/01/12	970,000	1,048,448

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	390,000	402,675
Time Warner Entertainment Co. LP
	8.375% 07/15/33	2,040,000	2,465,524
Time Warner, Inc.
	5.875% 11/15/16	10,310,000	10,283,967
	6.500% 11/15/36	7,875,000	7,838,184
Viacom, Inc.
	5.750% 04/30/11	1,500,000	1,500,766
	6.875% 04/30/36	5,370,000	5,309,206
XM Satellite Radio, Inc.
	9.750% 05/01/14	275,000	275,000
Media Total			59,728,620
Telecommunication Services – 2.7%
Citizens Communications Co.
	7.875% 01/15/27(a)	380,000	383,800
	9.000% 08/15/31	305,000	330,925
Cricket Communications, Inc.
	9.375% 11/01/14(a)	425,000	448,375
Dobson Cellular Systems, Inc.
	9.875% 11/01/12	405,000	441,450
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(a)	1,110,000	1,218,225
Intelsat Intermediate Holdings Co., Ltd.
	(b) 02/01/15 (9.250% 02/01/10)	395,000	300,200
Level 3 Financing, Inc.
	9.250% 11/01/14(a)	485,000	494,700
Lucent Technologies, Inc.
	6.450% 03/15/29	575,000	530,437
MetroPCS Wireless, Inc.
	9.250% 11/01/14(a)	440,000	459,800
Nextel Communications, Inc.
	6.875% 10/31/13	5,235,000	5,289,078
	7.375% 08/01/15	1,545,000	1,584,282
NTL Cable PLC
	8.750% 04/15/14	720,000	753,300
Qwest Corp.
	8.875% 03/15/12	1,485,000	1,653,919
Rogers Cantel, Inc.
	9.750% 06/01/16	2,000,000	2,510,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Rural Cellular Corp.
	11.121% 11/01/12(c)	450,000	469,125
Sprint Capital Corp.
	8.750% 03/15/32	14,000,000	16,850,554
Telecom Italia Capital SA
	7.200% 07/18/36	3,465,000	3,619,948
Telefonica Emisones SAU
	5.984% 06/20/11	4,890,000	4,977,673
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	445,000	475,594
Vodafone Group PLC
	5.750% 03/15/16	12,750,000	12,741,559
West Corp.
	11.000% 10/15/16(a)	570,000	575,700
Wind Acquisition Financial SA
	12.500% 12/21/11	315,000	319,331
Windstream Corp.
	8.625% 08/01/16(a)	530,000	580,350
Telecommunication Services Total			57,008,325
COMMUNICATIONS TOTAL			116,736,945
CONSUMER CYCLICAL – 5.5%
Airlines – 0.6%
Continental Airlines, Inc.
	6.940% 10/15/13	1,032,116	1,028,111
	7.461% 04/01/15	5,344,871	5,558,666
Southwest Airlines Co.
	5.750% 12/15/16	4,900,000	4,801,839
United Airlines, Inc.
	9.200% 03/22/08(d)	1,876,061	919,270
Airlines Total			12,307,886
Apparel – 0.1%
Broder Brothers Co.
	11.250% 10/15/10	290,000	281,300
Hanesbrands, Inc.
	8.734% 12/15/14(a)(c)	240,000	244,200
Levi Strauss & Co.
	9.750% 01/15/15	680,000	732,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,000,000	1,020,000
Apparel Total			2,278,200
Auto Manufacturers – 0.5%
DaimlerChrysler NA Holding Corp.
	5.833% 09/10/07(c)	6,000,000	6,013,002
	8.500% 01/18/31(e)	3,500,000	4,166,515
Auto Manufacturers Total			10,179,517
Auto Parts & Equipment – 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	340,000	332,350
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(a)	165,000	170,362
	9.000% 07/01/15	600,000	628,500
HLI Operating Co., Inc.
	10.500% 06/15/10	155,000	137,950
TRW Automotive, Inc.
	9.375% 02/15/13	360,000	386,100
Auto Parts & Equipment Total			1,655,262
Entertainment – 0.1%
Six Flags, Inc.
	9.625% 06/01/14	470,000	435,925
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	380,000	371,450
WMG Acquisition Corp.
	7.375% 04/15/14	370,000	366,300
WMG Holdings Corp.
	(b) 12/15/14 (9.500% 12/15/09)	135,000	108,000
Entertainment Total			1,281,675
Home Builders – 0.3%
D.R. Horton, Inc.
	5.625% 09/15/14	3,850,000	3,718,649
K. Hovnanian Enterprises, Inc.
	6.500% 01/15/14	1,000,000	970,000
KB Home
	5.875% 01/15/15	345,000	316,342
MDC Holdings, Inc.
	5.375% 07/01/15(e)	1,385,000	1,283,675
Home Builders Total			6,288,666

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	335,000	350,075
Home Furnishings Total			350,075
Leisure Time – 0.0%
K2, Inc.
	7.375% 07/01/14	270,000	272,700
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	560,000	569,990
Leisure Time Total			842,690
Lodging – 0.9%
CCM Merger, Inc.
	8.000% 08/01/13(a)	505,000	493,638
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	665,000	712,381
Greektown Holdings LLC
	10.750% 12/01/13(a)	525,000	548,625
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	7,305,000	6,265,119
Hyatt Equities LLC
	6.875% 06/15/07(a)	5,000,000	5,020,775
Jacobs Entertainment, Inc.
	9.750% 06/15/14	475,000	482,125
Las Vegas Sands Corp.
	6.375% 02/15/15	200,000	193,750
MGM Mirage
	6.750% 09/01/12	2,500,000	2,462,500
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	555,000	560,550
Station Casinos, Inc.
	6.875% 03/01/16	1,335,000	1,198,162
Lodging Total			17,937,625
Retail – 2.9%
AmeriGas Partners LP
	7.125% 05/20/16	915,000	915,000
Buffets, Inc.
	12.500% 11/01/14(a)	355,000	357,662
CVS Corp.
	5.298% 01/11/27(a)	4,520,443	4,287,098

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
CVS Lease Pass Through
	6.036% 12/10/28(a)	5,710,000	5,686,361
Dave & Buster’s, Inc.
	11.250% 03/15/14	240,000	243,600
Federated Retail Holdings, Inc.
	5.900% 12/01/16	2,420,000	2,416,237
Home Depot, Inc.
	5.400% 03/01/16	11,100,000	10,856,311
JC Penney Corp., Inc.
	7.400% 04/01/37	8,640,000	9,418,343
Landry’s Restaurants, Inc.
	7.500% 12/15/14	350,000	342,125
Ltd. Brands, Inc.
	6.950% 03/01/33(e)	4,660,000	4,704,400
May Department Stores Co.
	3.950% 07/15/07	12,000,000	11,883,300
Michaels Stores, Inc.
	11.375% 11/01/16(a)	365,000	380,512
Rite Aid Corp.
	7.500% 01/15/15	430,000	425,700
United Auto Group, Inc.
	7.750% 12/15/16(a)	395,000	396,975
Wal-Mart Stores, Inc.
	4.125% 02/15/11	3,245,000	3,121,197
	5.250% 09/01/35	5,880,000	5,399,598
Retail Total			60,834,419
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(a)	295,000	316,388
Textiles Total			316,388
CONSUMER CYCLICAL TOTAL			114,272,403
CONSUMER NON-CYCLICAL – 3.6%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16(e)	385,000	407,921
Agriculture Total			407,921
Beverages – 0.7%
Constellation Brands, Inc.
	8.125% 01/15/12	1,545,000	1,606,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Cott Beverages, Inc.
	8.000% 12/15/11	310,000	316,200
Diageo Capital PLC
	5.464% 04/20/07(c)	7,500,000	7,501,462
SABMiller PLC
	6.200% 07/01/11(a)	4,860,000	4,974,366
Beverages Total			14,398,828
Biotechnology – 0.3%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,000,000	2,060,000
Genentech, Inc.
	4.400% 07/15/10	4,200,000	4,106,029
Biotechnology Total			6,166,029
Commercial Services – 0.3%
ACE Cash Express, Inc.
	10.250% 10/01/14(a)	280,000	283,500
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	1,000,000	1,070,000
Avis Budget Car Rental LLC
	7.625% 05/15/14(a)	450,000	438,750
Corrections Corp. of America
	6.250% 03/15/13	440,000	436,150
GEO Group, Inc.
	8.250% 07/15/13	480,000	494,400
Hertz Corp.
	8.875% 01/01/14(a)	525,000	549,938
Iron Mountain, Inc.
	7.750% 01/15/15	380,000	387,600
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	755,000	722,912
Quebecor World, Inc.
	9.750% 01/15/15(a)	270,000	271,688
Rental Services Corp.
	9.500% 12/01/14(a)	610,000	629,825
Service Corp. International
	6.750% 04/01/16	260,000	258,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
United Rentals North America, Inc.
	7.750% 11/15/13	495,000	496,856
Commercial Services Total			6,040,319
Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.
	8.000% 02/01/12	370,000	346,875
Elizabeth Arden, Inc.
	7.750% 01/15/14	400,000	403,000
Cosmetics/Personal Care Total			749,875
Food – 0.2%
ConAgra Foods, Inc.
	7.000% 10/01/28	815,000	882,953
Dean Foods Co.
	7.000% 06/01/16	520,000	525,200
Dole Food Co., Inc.
	8.625% 05/01/09	375,000	372,656
Kroger Co.
	8.000% 09/15/29	1,865,000	2,152,710
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	495,000	506,756
Reddy Ice Holdings, Inc.
	(b) 11/01/12 (10.500% 11/01/08)	340,000	306,000
Food Total			4,746,275
Healthcare Services – 0.9%
Aetna, Inc.
	6.000% 06/15/16	3,820,000	3,935,979
	6.625% 06/15/36	2,745,000	2,935,404
Coventry Health Care, Inc.
	5.875% 01/15/12	1,845,000	1,821,655
HCA, Inc.
	9.250% 11/15/16(a)	430,000	460,638
	9.625% 11/15/16(a)	1,075,000	1,155,625
Tenet Healthcare Corp.
	9.875% 07/01/14	710,000	722,425
UnitedHealth Group, Inc.
	3.300% 01/30/08	8,250,000	8,069,358
US Oncology, Inc.
	9.000% 08/15/12	465,000	490,575
Healthcare Services Total			19,591,659

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.5%
ACCO Brands Corp.
	7.625% 08/15/15	265,000	260,363
American Greetings Corp.
	7.375% 06/01/16	440,000	452,100
Amscan Holdings, Inc.
	8.750% 05/01/14	395,000	384,631
Fortune Brands, Inc.
	5.125% 01/15/11	5,215,000	5,117,422
	5.375% 01/15/16	2,350,000	2,228,291
Jostens IH Corp.
	7.625% 10/01/12	375,000	379,687
Scotts Co.
	6.625% 11/15/13	410,000	429,475
Household Products/Wares Total			9,251,969
Pharmaceuticals – 0.7%
Elan Finance PLC
	8.875% 12/01/13(a)	990,000	990,000
Merck & Co., Inc.
	5.750% 11/15/36	2,525,000	2,497,876
Mylan Laboratories, Inc.
	6.375% 08/15/15	520,000	514,800
NBTY, Inc.
	7.125% 10/01/15	275,000	269,500
Omnicare, Inc.
	6.750% 12/15/13	255,000	251,812
Warner Chilcott Corp.
	8.750% 02/01/15	470,000	481,750
Wyeth
	5.500% 02/01/14	1,640,000	1,648,415
	5.500% 02/15/16	7,985,000	7,995,812
Pharmaceuticals Total			14,649,965
CONSUMER NON-CYCLICAL TOTAL			76,002,840
ENERGY – 5.3%
Coal – 0.0%
Arch Western Finance LLC
	6.750% 07/01/13	455,000	451,587

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Coal – (continued)
Peabody Energy Corp.
	7.375% 11/01/16	200,000	213,000
Coal Total			664,587
Oil & Gas – 4.0%
Chesapeake Energy Corp.
	6.375% 06/15/15	1,500,000	1,485,000
	7.500% 06/15/14	1,160,000	1,204,950
Devon Financing Corp., ULC
	7.875% 09/30/31	8,460,000	10,178,446
Gazprom International SA
	7.201% 02/01/20	325,000	342,875
	7.201% 02/01/20(a)	6,000,000	6,345,000
Hess Corp.
	7.125% 03/15/33	9,482,000	10,374,304
	7.300% 08/15/31	3,180,000	3,549,023
Marathon Oil Corp.
	6.000% 07/01/12	1,470,000	1,508,629
Nexen, Inc.
	5.875% 03/10/35	3,565,000	3,337,122
	7.875% 03/15/32	5,250,000	6,245,305
Noble Drilling Corp.
	7.500% 03/15/19	4,813,000	5,316,194
OPTI Canada, Inc.
	8.250% 12/15/14(a)	360,000	369,900
Pemex Project Funding Master Trust
	7.875% 02/01/09	6,000,000	6,288,000
Petrobras International Finance Co.
	8.375% 12/10/18	895,000	1,067,287
PetroHawk Energy Corp.
	9.125% 07/15/13	440,000	462,000
Pride International, Inc.
	7.375% 07/15/14	1,155,000	1,192,537
Qatar Petroleum
	5.579% 05/30/11(a)	2,455,000	2,459,657
Quicksilver Resources, Inc.
	7.125% 04/01/16	390,000	381,225
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(a)	5,130,000	4,998,313
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(a)	2,230,000	2,255,471

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Tesoro Corp.
	6.625% 11/01/15	365,000	362,263
Valero Energy Corp.
	6.875% 04/15/12	11,305,000	11,952,890
	7.500% 04/15/32	1,385,000	1,580,149
Oil & Gas Total			83,256,540
Pipelines – 1.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15	285,000	292,838
Colorado Interstate Gas Co.
	6.800% 11/15/15	300,000	311,935
Energy Transfer Partners LP
	6.125% 02/15/17	3,685,000	3,736,269
	6.625% 10/15/36	6,370,000	6,558,985
MarkWest Energy Partners LP
	8.500% 07/15/16(a)	705,000	733,200
Plains All American Pipeline LP
	6.650% 01/15/37(a)	10,920,000	11,086,847
Southern Natural Gas Co.
	8.875% 03/15/10	1,720,000	1,804,435
Williams Companies, Inc.
	6.375% 10/01/10(a)	525,000	528,281
	7.750% 06/15/31	105,000	110,250
	8.125% 03/15/12	1,005,000	1,087,912
Pipelines Total			26,250,952
ENERGY TOTAL			110,172,079
FINANCIALS – 19.6%
Banks – 6.4%
Barclays Bank PLC
	7.375% 06/15/49(a)	7,500,000	8,099,910
Chinatrust Commercial Bank
	5.625% 12/29/49(a)	2,350,000	2,279,220
HSBC Bank USA
	3.875% 09/15/09	14,360,000	13,923,241
HSBC Capital Funding LP
	9.547% 12/31/49(a)	10,500,000	11,829,878
Lloyds Tsb Group PLC
	6.267% 12/31/49	5,270,000	5,269,795
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	8,380,000	8,383,553

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
PNC Funding Corp.
	5.125% 12/14/10	3,315,000	3,295,630
PNC Preferred Funding Trust I
	6.517% 12/31/49(a)(e)	6,900,000	7,019,901
Union Planters Corp.
	4.375% 12/01/10	7,720,000	7,504,983
USB Capital IX
	6.189% 04/15/42	8,645,000	8,829,026
Wachovia Capital Trust III
	5.800% 03/15/42	11,495,000	11,589,891
Wachovia Corp.
	4.375% 06/01/10(e)	6,320,000	6,161,438
	5.300% 10/15/11	15,800,000	15,793,680
	5.625% 12/15/08	3,555,000	3,572,409
Wells Fargo & Co.
	5.300% 08/26/11	8,665,000	8,699,573
Wells Fargo Capital X
	5.950% 12/15/36	11,675,000	11,442,527
Banks Total			133,694,655
Diversified Financial Services – 8.1%
Air 2 US
	8.027% 10/01/19(a)	3,159,973	3,191,572
American Express Co.
	6.800% 09/01/66(c)	2,825,000	3,012,405
American General Finance Corp.
	5.400% 12/01/15	6,875,000	6,805,851
Ameriprise Financial, Inc.
	7.518% 06/01/66(e)	11,330,000	12,442,277
Buffalo Thunder Development Authority
	9.375% 12/15/14(a)	240,000	243,600
CIT Group, Inc.
	5.595% 09/20/07(c)	5,000,000	5,008,415
	5.850% 09/15/16(e)	9,035,000	9,167,661
Citicorp
	8.040% 12/15/19(a)	12,075,000	14,200,333
Citigroup, Inc.
	4.625% 08/03/10(e)	3,150,000	3,093,593
Countrywide Financial Corp.
	6.250% 05/15/16	8,255,000	8,413,760

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Countrywide Home Loan, Inc.
	5.625% 11/16/07(c)	5,000,000	5,010,590
Dow Jones CDX High Yield Index
	8.375% 12/29/11(a)	1,100,000	1,123,980
Ford Motor Credit Co.
	5.700% 01/15/10	2,000,000	1,917,206
	5.800% 01/12/09	4,650,000	4,565,570
	7.375% 02/01/11	2,040,000	2,019,484
	8.000% 12/15/16	390,000	385,379
	9.750% 09/15/10(a)	3,962,000	4,214,815
Fund American Companies, Inc.
	5.875% 05/15/13	4,535,000	4,507,903
General Motors Acceptance Corp.
	6.875% 09/15/11	1,250,000	1,282,122
GMAC LLC
	8.000% 11/01/31	1,220,000	1,400,643
Idearc, Inc.
	8.000% 11/15/16(a)	765,000	776,475
International Lease Finance Corp.
	4.875% 09/01/10(e)	4,390,000	4,314,918
	6.375% 03/15/09	4,600,000	4,699,066
John Deere Capital Corp.
	7.000% 03/15/12	6,000,000	6,420,816
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	20,090,000	21,730,831
LaBranche & Co., Inc.
	11.000% 05/15/12	575,000	619,562
Lehman Brothers Holdings, Inc.
	5.500% 04/04/16(e)	2,830,000	2,829,615
Morgan Stanley
	5.750% 10/18/16	10,325,000	10,476,509
PF Export Receivables Master Trust
	3.748% 06/01/13(a)	2,472,925	2,317,749
Residential Capital Corp.
	6.375% 06/30/10	5,410,000	5,472,962
	6.500% 04/17/13	16,505,000	16,726,745
Sally Holdings LLC
	10.500% 11/15/16(a)	375,000	382,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Wimar Opco LLC
	9.625% 12/15/14(a)	560,000	554,400
Diversified Financial Services Total			169,329,307
Insurance – 2.5%
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	5,000,000	4,844,620
Florida Windstorm Underwriting Association
	7.125% 02/25/19(a)	4,425,000	5,072,559
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	4,000,000	3,980,072
Hartford Life Global Funding Trusts
	5.530% 09/15/09(c)	5,825,000	5,843,832
ING Groep NV
	5.775% 12/29/49	8,395,000	8,307,071
Liberty Mutual Group, Inc.
	7.500% 08/15/36(a)	9,815,000	10,738,326
Metlife, Inc.
	6.400% 12/15/36	2,455,000	2,466,310
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	3,025,704
Prudential Insurance Co. of America
	7.650% 07/01/07(a)	7,105,000	7,187,120
Insurance Total			51,465,614
Real Estate – 0.2%
EOP Operating LP
	4.750% 03/15/14	5,460,000	5,408,840
Real Estate Total			5,408,840
Real Estate Investment Trusts (REITs) – 1.3%
Archstone-Smith Trust
	5.750% 03/15/16	6,150,000	6,229,212
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,765,000	3,614,216
	6.300% 09/15/16	2,340,000	2,377,304
	7.072% 06/08/15	2,530,000	2,656,179
iStar Financial, Inc.
	5.125% 04/01/11(e)	2,400,000	2,350,404
	8.750% 08/15/08	3,000,000	3,152,361
Liberty Property LP
	5.500% 12/15/16	5,075,000	5,003,234

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Rouse Co. LP
	6.750% 05/01/13(a)	1,000,000	1,004,252
Real Estate Investment Trusts (REITs) Total			26,387,162
Savings & Loans – 1.1%
Washington Mutual Bank
	6.750% 05/20/36	5,120,000	5,498,158
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(a)	18,000,000	17,793,000
Savings & Loans Total			23,291,158
FINANCIALS TOTAL			409,576,736
INDUSTRIALS – 2.3%
Aerospace & Defense – 0.3%
DRS Technologies, Inc.
	6.625% 02/01/16	360,000	362,700
L-3 Communications Corp.
	5.875% 01/15/15	140,000	135,100
	6.375% 10/15/15	1,685,000	1,668,150
Raytheon Co.
	7.200% 08/15/27(e)	1,730,000	2,014,602
Sequa Corp.
	9.000% 08/01/09	265,000	283,550
Systems 2001 Asset Trust
	6.664% 09/15/13(a)	1,964,482	2,056,872
Aerospace & Defense Total			6,520,974
Building Materials – 0.2%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	385,000	378,262
Masco Corp.
	6.500% 08/15/32	3,032,000	2,885,964
NTK Holdings, Inc.
	(b) 03/01/14 (10.750% 09/01/09)	300,000	210,000
Ply Gem Industries, Inc.
	9.000% 02/15/12	240,000	204,000
Building Materials Total			3,678,226
Electronics – 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	985,000	950,525

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – (continued)
NXP BV/NXP Funding LLC
	7.875% 10/15/14(a)	515,000	532,381
Thomas & Betts Corp.
	7.250% 06/01/13	2,000,000	2,100,190
Electronics Total			3,583,096
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(a)	235,000	241,463
Engineering & Construction Total			241,463
Environmental Control – 0.1%
Aleris International, Inc.
	9.000% 12/15/14(a)	315,000	316,575
	10.000% 12/15/16(a)	315,000	315,788
Allied Waste North America, Inc.
	7.125% 05/15/16	2,500,000	2,475,000
Environmental Control Total			3,107,363
Machinery-Construction & Mining – 0.2%
Caterpillar, Inc.
	6.050% 08/15/36	3,360,000	3,458,569
Terex Corp.
	7.375% 01/15/14	380,000	385,700
Machinery-Construction & Mining Total			3,844,269
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	370,000	390,350
Machinery-Diversified Total			390,350
Miscellaneous Manufacturing – 0.2%
Bombardier, Inc.
	6.300% 05/01/14(a)	2,360,000	2,218,400
Nutro Products, Inc.
	10.750% 04/15/14(a)	315,000	344,137
Trinity Industries, Inc.
	6.500% 03/15/14	1,550,000	1,522,875
Miscellaneous Manufacturing Total			4,085,412
Packaging & Containers – 0.2%
Consolidated Container Co., LLC
	(b) 06/15/09 (10.750% 06/15/07)	400,000	405,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	555,000	575,812
Jefferson Smurfit Corp.
	8.250% 10/01/12	475,000	463,125
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	1,000,000	1,022,500
Owens-Illinois, Inc.
	7.500% 05/15/10	540,000	542,025
Solo Cup Co.
	8.500% 02/15/14	270,000	233,550
Packaging & Containers Total			3,242,012
Transportation – 0.9%
BNSF Funding Trust I
	6.613% 12/15/55	5,500,000	5,468,402
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	2,375,000	2,903,582
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(a)	395,000	396,975
PHI, Inc.
	7.125% 04/15/13	315,000	304,763
QDI LLC
	9.000% 11/15/10	315,000	307,125
Ship Finance International Ltd.
	8.500% 12/15/13	500,000	499,375
Stena AB
	7.500% 11/01/13	925,000	913,438
TFM SA de CV
	9.375% 05/01/12	475,000	507,063
Union Pacific Corp.
	4.875% 01/15/15(e)	2,300,000	2,204,260
	6.650% 01/15/11	4,595,000	4,802,377
Transportation Total			18,307,360
INDUSTRIALS TOTAL			47,000,525
TECHNOLOGY – 0.3%
Computers – 0.2%
Hewlett-Packard Co.
	6.500% 07/01/12	4,000,000	4,239,788

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
Sungard Data Systems, Inc.
	9.125% 08/15/13	380,000	399,000
Computers Total			4,638,788
Semiconductors – 0.1%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	325,000	337,188
Amkor Technology, Inc.
	9.250% 06/01/16	265,000	259,700
Freescale Semiconductor, Inc.
	9.125% 12/15/14(a)	635,000	631,031
	10.125% 12/15/16(a)	790,000	790,987
Semiconductors Total			2,018,906
TECHNOLOGY TOTAL			6,657,694
UTILITIES – 5.6%
Electric – 5.3%
AES Corp.
	7.750% 03/01/14	1,460,000	1,540,300
American Electric Power Co., Inc.
	5.250% 06/01/15	7,973,000	7,783,322
CMS Energy Corp.
	6.875% 12/15/15	610,000	629,825
Commonwealth Edison Co.
	5.950% 08/15/16	8,830,000	8,927,192
Dominion Resources, Inc.
	5.663% 09/28/07(c)	4,225,000	4,226,682
Dynegy Holdings, Inc.
	7.125% 05/15/18	615,000	599,625
Edison Mission Energy
	7.500% 06/15/13	525,000	548,625
FPL Energy American Wind LLC
	6.639% 06/20/23(a)	3,857,420	3,971,137
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	739,568	725,716
Hydro Quebec
	8.500% 12/01/29	5,200,000	7,247,490
ITC Holdings Corp.
	5.250% 07/15/13(a)	6,300,000	6,094,544
Kansas City Power & Light Co.
	6.000% 03/15/07	10,000,000	10,004,270

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Kiowa Power Partners LLC
	5.737% 03/30/21(a)	3,550,000	3,436,826
MidAmerican Energy Holdings Co.
	3.500% 05/15/08	5,310,000	5,177,425
	5.875% 10/01/12	5,500,000	5,598,708
Mirant Mid Atlantic LLC
	8.625% 06/30/12	930,365	983,861
MSW Energy Holdings LLC
	8.500% 09/01/10	750,000	780,000
Nevada Power Co.
	9.000% 08/15/13	1,300,000	1,403,918
Niagara Mohawk Power Corp.
	8.875% 05/15/07	6,200,000	6,271,709
NRG Energy, Inc.
	7.375% 02/01/16	285,000	286,425
	7.375% 01/15/17	485,000	486,213
Oglethorpe Power Corp.
	6.974% 06/30/11	1,722,000	1,745,781
Pacific Gas & Electric Co.
	6.050% 03/01/34	4,625,000	4,664,659
Pepco Holdings, Inc.
	5.994% 06/01/10(c)	5,000,000	5,006,685
Progress Energy, Inc.
	7.750% 03/01/31	4,840,000	5,817,501
Southern California Edison Co.
	5.000% 01/15/16	4,500,000	4,342,113
	5.625% 02/01/36	1,506,000	1,457,816
Southern Power Co.
	6.375% 11/15/36	1,385,000	1,355,919
TECO Energy, Inc.
	7.000% 05/01/12	880,000	926,200
Tenaska Alabama II Partners LP
	6.125% 03/30/23(a)	3,207,099	3,221,980
Virginia Electric & Power Co.
	5.400% 01/15/16	5,365,000	5,294,144
Electric Total			110,556,611
Gas – 0.3%
Nakilat, Inc.
	6.067% 12/31/33(a)	3,300,000	3,275,052

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
Southern California Gas Co.
	5.539% 12/01/09(c)	3,390,000	3,396,881
Gas Total			6,671,933
UTILITIES TOTAL			117,228,544
Total Corporate Fixed-Income Bonds & Notes (cost of $1,002,703,508)			1,010,772,070
Government & Agency Obligations — 17.1%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Federal Home Loan Mortgage Corp.
	5.250% 12/05/11	66,810,000	66,389,698
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL			66,389,698
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Export-Import Bank of Korea
	4.625% 03/16/10	4,700,000	4,606,931
Province of Ontario
	5.000% 10/18/11	1,000,000	998,494
	5.450% 04/27/16(e)	17,000,000	17,450,551
Province of Quebec
	5.000% 07/17/09(e)	5,500,000	5,484,138
	5.000% 03/01/16	11,705,000	11,545,414
Republic of Finland
	4.750% 03/06/07	8,000,000	7,990,184
State of Qatar
	9.750% 06/15/30(a)	3,350,000	4,999,875
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			53,075,587
U.S. GOVERNMENT AGENCIES – 2.1%
Federal Home Loan Bank System
	4.850% 02/15/08	8,030,000	7,993,279
Federal Home Loan Mortgage Corp.
	5.000% 12/14/18	8,500,000	8,299,672
	5.250% 07/18/11(e)	3,000,000	3,035,904
	5.750% 06/27/16	5,250,000	5,464,105

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association
	5.250% 04/04/08	18,850,000	18,837,842
U.S. GOVERNMENT AGENCIES TOTAL			43,630,802
U.S. GOVERNMENT OBLIGATIONS – 9.3%
U.S. Treasury Bonds
	7.250% 08/15/22(e)	13,000,000	16,303,833
U.S. Treasury Notes
	4.250% 08/15/13(e)	48,400,000	47,186,225
	4.375% 12/15/10(e)(f)	75,240,000	74,373,009
	4.500% 11/15/10(e)	2,365,000	2,348,187
	4.500% 09/30/11(e)	38,435,000	38,097,195
	4.625% 11/15/16(e)	16,015,000	15,909,910
U.S. GOVERNMENT OBLIGATIONS TOTAL			194,218,359
	Total Government & Agency Obligations (cost of $356,747,699)		357,314,446
Mortgage-Backed Securities – 13.7%
Federal Home Loan Mortgage Corp.
	4.500% 04/01/34	4,092,423	3,839,234
	4.500% 05/01/34	6,190,993	5,807,970
	5.500% 07/01/21	52,129,775	52,089,591
	12.000% 07/01/20	157,342	170,638
Federal National Mortgage Association
	5.000% 08/01/35	8,583,480	8,289,427
	5.500% 12/01/17	4,196,966	4,206,982
	6.000% 04/01/09	574,353	577,463
	6.000% 01/01/14	400,483	406,739
	6.000% 01/01/24	159,211	161,058
	6.000% 03/01/24	265,512	268,623
	6.500% 10/01/28	830,504	852,444
	6.500% 12/01/31	1,011,368	1,035,395
	TBA:
	5.000% 01/17/22(g)	17,420,000	17,120,585
	5.000% 01/11/37(g)	9,300,000	8,977,402
	5.500% 01/17/22(g)	15,194,000	15,189,259
	5.500% 01/11/37(g)	103,300,000	102,073,313
	6.000% 01/11/37(g)	40,287,000	40,551,363
	6.500% 01/11/37(g)	24,127,000	24,579,381
Government National Mortgage Association
	5.750% 07/20/25(c)	92,155	93,327

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 01/15/08	9,562	9,734
	8.000% 02/15/08	3,281	3,340
	8.000% 04/15/08	2,128	2,166
	8.000% 05/15/08	3,608	3,673
	8.000% 06/15/08	40,229	40,952
	8.000% 07/15/08	6,402	6,517
	9.000% 06/15/16	2,878	3,078
	9.000% 08/15/16	3,716	3,975
	9.000% 10/15/16	6,493	6,945
	Total Mortgage-Backed Securities (cost of $287,212,687)		286,370,574

Asset-Backed Securities – 9.6%

ACE Securities Corp.
	5.480% 05/25/36(c)	5,168,000	5,169,316
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,481,474
Capital Auto Receivables Asset Trust
	2.000% 11/15/07	196,105	195,842
	5.310% 06/15/12	9,000,000	8,924,040
	5.500% 04/20/10(a)	4,400,000	4,409,616
Carmax Auto Owner Trust
	4.730% 09/17/12	2,900,000	2,858,831
Cigna CBO Ltd.
	6.460% 11/15/08(a)	1,831,420	1,831,420
CIT Equipment Collateral
	2.830% 12/20/11	1,597,318	1,592,107
Countrywide Asset-Backed Certificates
	5.460% 06/25/21(c)	5,124,896	5,125,355
Credit-Based Asset Servicing and Securitization
	5.550% 11/25/35	2,950,000	2,930,865
Diversified REIT Trust
	6.780% 03/18/11(a)(c)	5,000,000	5,092,292
Ford Credit Auto Owner Trust
	5.670% 06/15/12	5,422,000	5,455,169
Fremont Home Loan Trust
	5.460% 02/25/36(c)	11,768,000	11,769,516
	5.510% 08/25/36(c)	6,694,701	6,694,805
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	3,638,883	3,600,414
	5.120% 06/22/15(a)	7,222,830	7,238,929
Green Tree Financial Corp.
	6.870% 01/15/29	1,937,407	1,991,900

		Par ($)	Value ($)
Asset-Backed Securities — (continued)

Indymac Seconds Asset Backed Trust
	5.480% 06/25/36(c)	4,676,527	4,676,601
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(a)	7,150,000	7,139,990
JPMorgan Mortgage Acquisition Corp.
	5.470% 04/25/36(c)	9,500,000	9,501,161
	5.627% 10/25/35	5,000,000	4,995,490
Long Beach Auto Receivables Trust
	4.522% 06/15/12	6,100,000	6,013,603
Long Beach Mortgage Loan Trust
	5.450% 05/25/36(c)	5,100,000	5,100,699
Merrill Lynch Mortgage Investors, Inc.
	5.470% 05/25/37(c)	3,962,068	3,962,128
Nomura Asset Acceptance Corp.
	5.420% 08/25/36(c)	15,552,342	15,557,846
Nomura Home Equity Loan, Inc.
	5.470% 03/25/36(c)	3,000,000	3,000,424
Origen Manufactured Housing
	3.790% 12/15/17	2,434,874	2,384,734
Pinnacle Capital Asset Trust
	5.770% 05/25/10(a)	5,200,000	5,199,187
Providian Gateway Master Trust
	3.350% 09/15/11(a)	1,500,000	1,481,006
Renaissance Home Equity Loan Trust
	5.355% 11/25/35	4,750,000	4,649,101
	5.420% 01/25/37(c)	8,500,000	8,500,000
	5.565% 02/25/36	6,000,000	5,986,757
Residential Asset Securities Corp.
	5.460% 06/25/36(c)	5,000,000	5,000,752
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	5,000,000	4,753,380
Small Business Administration Participation Certificates
	4.570% 06/01/25	4,124,755	3,960,030
	5.570% 03/01/26	3,990,121	4,052,680
Soundview Home Equity Loan Trust
	5.510% 11/25/35(c)	11,197,237	11,196,433

		Par ($)	Value ($)
Asset-Backed Securities — (continued)

WFS Financial Owner Trust
	4.760% 05/17/13	4,000,000	3,947,090
	Total Asset-Backed Securities (cost of $200,037,386)		199,420,983

Collateralized Mortgage Obligations – 7.3%

AGENCY – 3.3%

Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,372,513
	4.750% 07/15/24	15,000,000	14,868,900
	5.000% 03/15/28	15,000,000	14,821,017
Federal National Mortgage Association
	5.000% 07/25/15	13,500,000	13,372,415
	5.000% 12/25/15	15,000,000	14,854,725
	9.250% 03/25/18	132,413	140,919
Government National Mortgage Association
	4.954% 05/16/31	4,300,000	4,162,619
Small Business Administration Participation Certificates
	5.390% 12/01/25	1,049,625	1,056,708

AGENCY TOTAL			69,649,816

NON - AGENCY – 4.0%

American Home Mortgage Investment Trust
	5.430% 06/25/36(c)	10,065,868	10,039,100
American Mortgage Trust
	8.445% 09/27/22	15,937	9,594
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	3,775,000	3,723,880
	5.598% 03/25/36	2,850,000	2,835,071
	5.666% 08/25/35	2,330,000	2,283,664
Countrywide Alternative Loan Trust
	5.000% 03/25/20	14,376,021	14,156,335
	5.000% 07/25/35	3,949,540	3,862,936
	5.250% 03/25/35	4,147,153	4,072,775
	5.500% 09/25/35	6,516,731	6,311,717
GMAC Mortgage Corp. Loan Trust
	5.647% 04/19/36(c)	3,979,527	3,940,246
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(a)	975,502	1,022,736
JPMorgan Mortgage Trust
	4.993% 10/25/35(c)	5,423,000	5,346,981
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.456% 07/12/46	9,652,000	9,684,456

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)

NON - AGENCY – (continued)

Nomura Asset Acceptance Corp.
	5.515% 01/25/36	8,060,000	8,021,958
Residential Accredit Loans, Inc.
	5.500% 02/25/35	4,681,632	4,604,631
Suntrust Alternative Loan Trust
	6.066% 12/25/35	3,104,086	3,099,948

NON - AGENCY TOTAL			83,016,028

	Total Collateralized Mortgage Obligations (cost of $155,975,111)		152,665,844

Commercial Mortgage-Backed Securities – 3.3%

Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.648% 10/15/48	14,000,000	14,263,340
CS First Boston Mortgage Securities Corp.
	5.556% 02/15/39	10,900,000	11,063,595
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	8,000,000	8,310,621
	5.585% 02/12/34	3,420,298	3,434,159
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.565% 04/15/43	9,411,000	9,510,792
	5.876% 04/15/45	6,280,000	6,537,849
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	5,000,000	5,217,934
Structured Asset Securities Corp., I.O.
	2.150% 02/25/28(h)	4,876,698	178,538
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	11,122,782
	Total Commercial Mortgage-Backed Securities (cost of $69,976,229)		69,639,610

		Shares	Value ($)
Common Stocks — 0.0%

INDUSTRIALS – 0.0%

Airlines – 0.0%
	UAL Corp. (e)	1,493	65,692

Airlines Total			65,692

INDUSTRIALS TOTAL			65,692

	Total Common Stocks (cost of $53,240)		65,692

Securities Lending Collateral – 11.5%
	State Street Navigator Securities Lending Prime Portfolio (i)	241,159,641	241,159,641
	Total Securities Lending Collateral (cost of $241,159,641)		241,159,641

		Par ($)
Short-Term Obligations — 10.8%

Commercial Paper — 5.4%

Carrera Capital Finance LLC
	5.270% 01/09/07	15,000,000	14,982,433
Compass Securities
	5.300% 01/31/07	10,000,000	9,955,833
Gotham Funding Corp.
	5.270% 02/26/07	10,000,000	9,918,022
Greyhawk Capital Corp.
	5.260% 02/13/07	10,000,000	9,937,172
	5.220% 04/12/07	15,000,000	14,780,325
Ivory Funding Corp.
	5.260% 01/03/07	6,034,000	6,032,237
New Center Asset Trust
	5.270% 02/15/07	6,000,000	5,960,475
Solitaire Funding LLC
	5.331% 01/25/07	15,000,000	14,947,400
Surrey Funding Corp.
	5.240% 01/30/07	15,000,000	14,936,563
Versailles CDS LLC
	5.280% 03/19/07	10,400,000	10,282,550

Commercial Paper Total			111,733,010

Repurchase Agreement – 5.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.760%, collateralized by a U.S. Treasury bond maturing on 08/15/21, with a market value of $113,731,843 (repurchase proceeds $111,558,971)	111,500,000	111,500,000

Total Short-Term Obligations (cost of $223,233,010)	223,233,010

Total Investments – 121.6% (cost of $2,537,098,511)(j)(k)	2,540,641,869

Other Assets & Liabilities, Net – (21.6)%	(451,551,832)

Net Assets – 100.0%	2,089,090,037

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $234,746,754, which represents 11.0% of net assets.

(b)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.

(d)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At December 31, 2006, the value of these securities amounted to $919,270, which represents 0.0% of net assets.

(e)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $ 236,196,143.

(f)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2006, the total market value of securities pledged amounted to $978,000.

(g)	Security purchased on a delayed delivery basis.

(h)	Accrued interest accumulates in the value of this security and is payable at redemption.

(i)	Investment made with cash collateral received from securities lending activity.

(j)	Cost for federal income tax purposes is $2,538,693,297.

(k)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$22,661,263	$(20,712,691)	$1,948,572

At December 31, 2006, the Fund held the following open long futures contract:

	Number of	Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	450	$48,360,937	$48,542,087	Mar-2007	$(181,150)

At December 31, 2006, the Fund held the following open short futures contract:

	Number of	Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Bonds	920	$102,522,500	$105,437,635	Mar-2007	$2,915,135

At December 31, 2006, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
EUR	$290,936	$290,009	02/06/07	$926

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation
EUR	$270,825	$271,328	01/16/07	$503
EUR	290,936	294,111	02/06/07	3,175
				$3,678

Acronym	Name
EUR	Euro
TBA	To Be Announced

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia U.S. Treasury Index Fund

	Par ($)	Value ($)*
Government & Agency Obligations – 98.4%
U.S. GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bonds
4.500% 02/15/36(a)	1,500,000	1,426,407
5.250% 02/15/29(a)	3,450,000	3,618,188
6.125% 11/15/27(a)	5,750,000	6,671,345
6.875% 08/15/25(a)	2,200,000	2,723,532
7.250% 08/15/22(a)	2,350,000	2,947,231
7.500% 11/15/16(a)	6,150,000	7,473,209
7.875% 02/15/21(a)	4,000,000	5,209,064
8.125% 08/15/21(a)	950,000	1,267,879
8.750% 05/15/17	1,330,000	1,759,549
12.000% 08/15/13	3,175,000	3,526,482
U.S. Treasury Notes
2.625% 03/15/09(a)	3,650,000	3,488,174
3.125% 10/15/08(a)	12,900,000	12,527,616
3.875% 02/15/13(a)	8,250,000	7,895,827
4.000% 04/15/10(a)	2,800,000	2,739,845
4.000% 11/15/12(a)	2,450,000	2,365,495
4.000% 02/15/15(a)	3,550,000	3,381,790
4.125% 08/15/08(a)	4,400,000	4,352,220
4.125% 05/15/15(a)	400,000	384,078
4.250% 08/15/14(a)	5,000,000	4,853,515
4.500% 02/15/16(a)	8,250,000	8,118,511
4.625% 11/30/08	2,250,000	2,241,826
4.875% 04/30/08(a)	4,000,000	3,996,248
4.875% 08/15/09(a)	9,000,000	9,027,072
5.000% 08/15/11(a)	11,450,000	11,610,117
5.500% 05/15/09(a)	5,650,000	5,744,462
5.625% 05/15/08(a)	7,565,000	7,634,152
5.750% 08/15/10	10,900,000	11,275,963
U.S. GOVERNMENT OBLIGATIONS TOTAL		138,259,797

Total Government & Agency Obligations (cost of $137,597,703)		138,259,797

Securities Lending Collateral – 27.4%
State Street Navigator Securities Lending Prime Portfolio (b)	38,575,.460	38,575,460

Total Securities Lending Collateral (cost of $38,575,460)		38,575,460

1

	Par ($)	Value ($)*
Short-Term Obligation – 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.760%, collateralized by a U.S. Treasury Bond maturing on 08/15/23, market value of $1,300,231 (repurchase proceeds $1,271,672)	1,271,000	1,271,000

Total Short-Term Obligation (cost of $1,271,000)		1,271,000

Total Investments – 126.7% (cost of $177,444,163)(c)(d)		178,106,257

Other Assets & Liabilities, Net – (26.7)%		(37,563,712)

Net Assets – 100.0%		140,542,545

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $37,784,653.

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $178,676,822.

(d)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,727,612	$(2,298,177)	$(570,565)

2

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia World Equity Fund

	Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 11.7%
Auto Components – 0.9%
Continental AG	3,000	348,764
Denso Corp.	13,500	536,139
Auto Components Total		884,903
Automobiles – 1.7%
Honda Motor Co., Ltd.	12,400	490,569
Peugeot SA	7,500	495,352
Toyota Motor Corp.	11,000	721,540
Automobiles Total		1,707,461
Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp.	16,900	749,177
Hotels, Restaurants & Leisure Total		749,177
Household Durables – 2.1%
JM AB	25,000	604,584
Makita Corp.	9,900	304,208
Matsushita Electric Industrial Co., Ltd.	37,000	744,167
Taylor Woodrow PLC	41,849	349,100
Household Durables Total		2,002,059
Leisure Equipment & Products – 0.5%
Mattel, Inc.	20,000	453,200
Leisure Equipment & Products Total		453,200
Media – 2.7%
CBS Corp., Class B	15,750	491,085
McGraw-Hill Companies, Inc.	7,200	489,744
News Corp., Class B	32,539	724,318
Time Warner, Inc.	22,200	483,516
Vivendi	12,500	486,866
Media Total		2,675,529
Multiline Retail – 1.5%
Federated Department Stores, Inc.	21,300	812,169
Kohl’s Corp. (a)	10,000	684,300
Multiline Retail Total		1,496,469
Specialty Retail – 1.5%
American Eagle Outfitters, Inc.	10,800	337,068
Best Buy Co., Inc.	13,500	664,065

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
HMV Group PLC	160,000	448,480
Specialty Retail Total		1,449,613
CONSUMER DISCRETIONARY TOTAL		11,418,411
CONSUMER STAPLES – 7.6%
Beverages – 3.2%
Anheuser-Busch Companies, Inc.	15,000	738,000
Coca-Cola Co.	15,300	738,225
Diageo PLC	24,794	486,611
Heineken NV	10,300	489,410
PepsiCo, Inc.	11,500	719,325
Beverages Total		3,171,571
Food & Staples Retailing – 0.9%
Kesko Oyj, Class B	9,900	522,838
Massmart Holdings Ltd.	35,000	348,979
Food & Staples Retailing Total		871,817
Food Products – 1.2%
General Mills, Inc.	12,700	731,520
Toyo Suisan Kaisha Ltd.	30,000	481,261
Food Products Total		1,212,781
Household Products – 1.8%
Colgate-Palmolive Co.	14,950	975,338
Kimberly-Clark Corp.	10,900	740,655
Household Products Total		1,715,993
Personal Products – 0.5%
Avon Products, Inc.	14,500	479,080
Personal Products Total		479,080
CONSUMER STAPLES TOTAL		7,451,242
ENERGY – 8.7%
Energy Equipment & Services – 1.5%
Halliburton Co.	22,100	686,205
TGS Nopec Geophysical Co. ASA (a)	20,000	412,516
Tidewater, Inc.	7,000	338,520
Energy Equipment & Services Total		1,437,241
Oil, Gas & Consumable Fuels – 7.2%
BP PLC	40,018	447,097
Chevron Corp.	9,800	720,594
EnCana Corp.	7,400	340,030
ENI SpA	21,885	736,324

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Exxon Mobil Corp.	11,800	904,234
Marathon Oil Corp.	2,600	240,500
Occidental Petroleum Corp.	13,300	649,439
PetroChina Co., Ltd., Class H	618,000	870,589
Statoil ASA	23,000	606,370
Total SA	14,972	1,079,620
XTO Energy, Inc.	9,700	456,385
Oil, Gas & Consumable Fuels Total		7,051,182
ENERGY TOTAL		8,488,423
FINANCIALS – 26.0%
Capital Markets – 2.3%
Deutsche Bank AG, Registered Shares	5,500	735,205
Lazard Ltd., Class A	7,000	331,380
Lehman Brothers Holdings, Inc.	9,400	734,328
Merrill Lynch & Co., Inc.	5,400	502,740
Capital Markets Total		2,303,653
Commercial Banks – 14.3%
Banco Bilbao Vizcaya Argentaria SA	28,700	688,679
Banco Santander Central Hispano SA	65,544	1,219,436
Bank of Ireland	24,000	552,880
Barclays PLC	80,313	1,143,586
BNP Paribas	9,000	977,586
Danske Bank A/S	11,100	493,099
Depfa Bank PLC	27,583	494,739
HBOS PLC	45,011	995,767
HSBC Holdings PLC	61,124	1,113,851
PNC Financial Services Group, Inc.	7,000	518,280
Royal Bank of Scotland Group PLC	29,134	1,132,272
Societe Generale	6,212	1,051,027
Sumitomo Mitsui Financial Group, Inc.	50	510,089
U.S. Bancorp	28,600	1,035,034
United Overseas Bank Ltd.	83,000	1,047,041
Westpac Banking Corp.	54,848	1,045,795
Commercial Banks Total		14,019,161
Consumer Finance – 0.8%
ORIX Corp.	2,700	783,467
Consumer Finance Total		783,467
Diversified Financial Services – 4.8%
CIT Group, Inc.	14,600	814,242
Citigroup, Inc.	24,000	1,336,800

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
ING Groep NV	26,676	1,182,190
JPMorgan Chase & Co.	28,600	1,381,380
Diversified Financial Services Total		4,714,612
Insurance – 3.0%
ACE Ltd.	6,000	363,420
Aviva PLC	32,000	513,764
Axis Capital Holdings Ltd.	10,000	333,700
Hartford Financial Services Group, Inc.	10,000	933,100
Platinum Underwriters Holdings Ltd.	7,914	244,859
Sampo Oyj, Class A	18,900	504,165
Insurance Total		2,893,008
Real Estate Management & Development – 0.4%
Sun Hung Kai Properties Ltd.	34,000	389,207
Real Estate Management & Development Total		389,207
Thrifts & Mortgage Finance – 0.4%
Fannie Mae	6,000	356,340
Thrifts & Mortgage Finance Total		356,340
FINANCIALS TOTAL		25,459,448
HEALTH CARE – 11.4%
Biotechnology – 1.2%
Amgen, Inc. (a)	7,200	491,832
Amylin Pharmaceuticals, Inc. (a)	5,000	180,350
Biogen Idec, Inc. (a)	5,200	255,788
Vertex Pharmaceuticals, Inc. (a)	6,600	246,972
Biotechnology Total		1,174,942
Health Care Providers & Services – 2.6%
CIGNA Corp.	4,000	526,280
Coventry Health Care, Inc. (a)	9,500	475,475
Laboratory Corp. of America Holdings (a)	6,700	492,249
Manor Care, Inc.	10,400	487,968
OPG Groep NV	4,200	493,485
Health Care Providers & Services Total		2,475,457
Life Sciences Tools & Services – 0.4%
Waters Corp. (a)	7,800	381,966
Life Sciences Tools & Services Total		381,966
Pharmaceuticals – 7.2%
Abbott Laboratories	16,400	798,844
AstraZeneca PLC	8,677	465,428

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Biovail Corp.	35,400	749,064
Eisai Co., Ltd.	7,400	406,938
Hisamitsu Pharmaceutical Co., Inc.	16,000	507,220
Johnson & Johnson	14,800	977,096
Merck & Co., Inc.	14,700	640,920
Novartis AG, Registered Shares	15,750	905,106
Ono Pharmaceutical Co., Ltd.	9,300	490,304
Pfizer, Inc.	20,000	518,000
Takeda Pharmaceutical Co., Ltd.	8,800	604,678
Pharmaceuticals Total		7,063,598
HEALTH CARE TOTAL		11,095,963
INDUSTRIALS – 11.4%
Aerospace & Defense – 3.1%
General Dynamics Corp.	12,200	907,070
Rolls-Royce Group PLC	83,600	732,556
Saab AB, Class B	25,000	765,705
United Technologies Corp.	10,200	637,704
Aerospace & Defense Total		3,043,035
Building Products – 1.4%
Assa Abloy AB, Class B	25,000	542,373
Geberit AG, Registered Shares	550	847,410
Building Products Total		1,389,783
Commercial Services & Supplies – 2.3%
Dun & Bradstreet Corp. (a)	8,800	728,552
Equifax, Inc.	12,600	511,560
Waste Management, Inc.	26,400	970,728
Commercial Services & Supplies Total		2,210,840
Electrical Equipment – 0.6%
Schneider Electric SA	5,400	597,263
Electrical Equipment Total		597,263
Machinery – 3.0%
Danaher Corp.	7,100	514,324
Eaton Corp.	6,600	495,924
Heidelberger Druckmaschinen AG	17,100	809,838
SKF AB, Class B	33,000	606,397
Volvo AB, Class B	7,000	481,734
Machinery Total		2,908,217
Road & Rail – 1.0%
Burlington Northern Santa Fe Corp.	6,600	487,146

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Central Japan Railway Co.	46	475,153
Road & Rail Total		962,299
INDUSTRIALS TOTAL		11,111,437
INFORMATION TECHNOLOGY – 11.1%
Communications Equipment – 0.8%
Cisco Systems, Inc. (a)	29,200	798,036
Communications Equipment Total		798,036
Computers & Peripherals – 2.9%
Hewlett-Packard Co.	30,700	1,264,533
International Business Machines Corp.	14,600	1,418,390
Lite-On Technology Corp.	146,717	198,903
Computers & Peripherals Total		2,881,826
Electronic Equipment & Instruments – 0.9%
Kyocera Corp.	9,200	868,906
Electronic Equipment & Instruments Total		868,906
IT Services – 1.2%
Accenture Ltd., Class A	14,000	517,020
CGI Group, Inc., Class A (a)	70,000	488,016
Nomura Research Institute Ltd.	900	130,692
IT Services Total		1,135,728
Office Electronics – 1.2%
Brother Industries Ltd.	36,000	487,874
Canon, Inc.	13,000	736,290
Office Electronics Total		1,224,164
Semiconductors & Semiconductor Equipment – 2.6%
Lam Research Corp. (a)	12,600	637,812
MEMC Electronic Materials, Inc. (a)	10,000	391,400
Novellus Systems, Inc. (a)	16,500	567,930
NVIDIA Corp. (a)	10,000	370,100
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	50,193	548,609
Semiconductors & Semiconductor Equipment Total		2,515,851
Software – 1.5%
Intuit, Inc. (a)	7,000	213,570

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Microsoft Corp.	41,000	1,224,260
Software Total		1,437,830
INFORMATION TECHNOLOGY TOTAL		10,862,341
MATERIALS – 4.4%
Chemicals – 2.6%
Air Products & Chemicals, Inc.	7,500	527,100
BASF AG	10,219	994,596
Dow Chemical Co.	12,700	507,238
Linde AG	4,700	484,474
Chemicals Total		2,513,408
Metals & Mining – 1.8%
Nucor Corp.	7,800	426,348
Salzgitter AG	5,506	719,699
ThyssenKrupp AG	13,500	635,663
Metals & Mining Total		1,781,710
MATERIALS TOTAL		4,295,118
TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 3.2%
Belgacom SA	21,543	946,843
Citizens Communications Co.	35,000	502,950
France Telecom SA	19,901	548,063
Nippon Telegraph & Telephone Corp.	107	528,777
Telefonica O2 Czech Republic AS	15,000	345,429
Time Warner Telecom, Inc., Class A (a)	12,000	239,160
Diversified Telecommunication Services Total		3,111,222
TELECOMMUNICATION SERVICES TOTAL		3,111,222
UTILITIES – 3.8%
Electric Utilities – 2.3%
E.ON AG	7,553	1,024,737
Edison International	10,700	486,636
FirstEnergy Corp.	12,100	729,630
Electric Utilities Total		2,241,003
Gas Utilities – 0.5%
Tokyo Gas Co., Ltd.	92,000	489,438
Gas Utilities Total		489,438

7

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – 1.0%
PG&E Corp.	20,900	989,197
Multi-Utilities Total		989,197
UTILITIES TOTAL		3,719,638

Total Common Stocks (cost of $81,428,894)		97,013,243
	Par ($)
Short-Term Obligation – 0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.760%, collateralized by a U.S. Treasury Bond maturing 08/15/23, market value of $175,707 (repurchase proceeds $169,089)	169,000	169,000

Total Short-Term Obligation (cost of $169,000)		169,000

Total Investments – 99.4% (cost of $81,597,894)(b)(c)		97,182,243

Other Assets & Liabilities, Net – 0.6%		539,900

Net Assets – 100.0%		97,722,143

8

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $81,597,894.

(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,421,502	$(837,153)	$15,584,349

Acronym	Name

ADR	American Depositary Receipt

9

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 27, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 27, 2007